Fair Value Measurements- Summary of fair value of the convertible notes (Detail) - Convertible Debt [Member] $ in Thousands	5 Months Ended
Dec. 31, 2020 USD ($)
Disclosure In Tabular Form Of Change In The Fair Value Of Convertible Notes [Line Items]
Proceeds from issuance in August 2020	$ 8,000
Change in fair value of the preferred stock tranche liability	720
Tranche liability extinguishment	(7,940)
Recognition of preferred stock tranche liability	(780)
Total preferred stock tranche liability	$ 0